LAWSUITS AND LITIGATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of lawsuits and litigations [Abstract]
LAWSUITS AND LITIGATIONS
NOTE 20 – LAWSUITS AND LITIGATIONS

A.	Claims

Total provision recorded in the financial statements in respect of all lawsuits against the Group amounted to NIS 72 million at December 31, 2017.

Described below are the main litigation and claims against the Group:

1.	Consumer claims

This category includes class actions and motions for the recognition of these lawsuits as class actions with respect to, among others, alleged claims regarding charges and claims regarding alleged breach of the Consumer Protection Law, the Privacy Protection Law, the Communications Law (Telecommunications and Broadcasting), license provisions, other legal provisions and engagement agreements with customers.

Described hereunder are the outstanding consumer class actions and motions for the recognition of these lawsuits as class actions, detailed according to the amount claimed, as of the date of approval of these financial statements:

Claim amount	Number of claims	Total claims amount (NIS million)
Up to NIS 100 million	26	640
NIS 100 - 400 million	6	1,330
NIS 400 million - NIS 1 billion	2	1,405
Unquantified claims	13	-
Total	47	3,375

With respect to 3 of the claims mentioned in the table above, the court approved these claims as class actions:

1.
On April 13, 2011, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner sent a message to its customers that their internet package was fully utilized before it was fully utilized. The amount claimed in the lawsuit was estimated by the plaintiffs to be approximately NIS 4.6 million. In June 2013, the Court approved the motion and recognized the lawsuit as a class action. In August 2013, Partner filed a request to appeal to the Supreme Court. In February 2014, the Supreme Court dismissed Partner's request, and a hearing has been set. In January 2015, the parties filed a request to approve a settlement agreement. In July 2015, the parties filed an amended request to approve the settlement agreement. In June 2016 the Court approved the request and in February 2018 the parties filed a request to the Court regarding the completion of the settlement agreement. The damages that Partner was required to pay were immaterial.

2.
On September 7, 2010, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner unlawfully charged its customers for services of various content providers which are sent through text messages (SMS). The total amount claimed from Partner is estimated by the plaintiffs to be approximately NIS 405 million. The claim was certified as a class action in December 2016. In February 2017, the plaintiffs filed an appeal to the Supreme Court, regarding the definition of the group of customers. Partner estimates that even if the claim will be decided in favor of the approved group of customers (as defined by the District Court), the damages that Partner will be required to pay for, will be immaterial.

3.
On April 3, 2012, a claim and a motion to certify the claim as a class action were filed against Partner. The claim alleges that Partner breached its license conditions in connection with benefits provided to customers that purchased handsets from third parties. The amount claimed in the lawsuit was estimated by the plaintiffs to be approximately NIS 22 million. In September 2014, The Court approved the motion and recognized the lawsuit as a class action. In July 2017, the parties filed a request to the Court to approve a settlement agreement. Partner estimates that the damages that Partner will be required to pay for will be immaterial.

With respect to 3 claims mentioned in the table above, with a total amount of NIS 392 million (other than the 3 claims mentioned above), the parties filed requests to approve settlement agreements and with respect to 4 additional claims in the amount of NIS 352 million (other than the 3 claims mentioned above), the court approved settlement agreements.

2.	Employees and other claims

This category includes 2 claims: a claim and a motion for the recognition of this claim as a class action in the amount of NIS 100 million (in September 2016, the parties filed a request to approve a settlement agreement regarding this claim and in November 2017 the parties filed an amended request to approve a settlement agreement regarding this claim) and a civil lawsuit in the amount of NIS 40 million, which was settled during 2017 in an immaterial amount.

In addition to all the above mentioned claims the Group is a party to various claims arising in the ordinary course of its operations.

B.	Contingencies in respect of building and planning procedures

(1)
Under the Telegraph Regulations the Company is committed to pay an annual fixed fee for each frequency used. Under the above Regulations should the Company choose to return a frequency, such payment is no longer due.

(2)
Section 197 of the Building and Planning Law states that a property owner has the right to be compensated by a local planning committee for reductions in property value as a result of a new building plan.

In January 2006, the Non-ionizing Radiation Law was published, amending the Planning and Building Law so that local Planning and Building committees must require indemnification letters against reduction in property value from the cellular operators requesting building permits.

Accordingly, on January 3, 2006, the National Council for Planning and Building published an interim decision conditioning the issuance of building permits for cell site permits by local planning and building councils upon provision of a 100% indemnification undertaking by the cellular operators. This decision shall remain in effect until it is replaced with an amendment to the National Zoning Plan 36. Between January 3, 2006 and December 31, 2017 the Company provided the local authorities with 488 indemnification letters as a pre-condition for obtaining building permits.

In case the Company shall be required to make substantial payments under the indemnity letters, it could have an adverse effect on the Company's financial results.

According to the company’s management estimation and based on its legal counsel, a provision in the financial statement was not included.

The Company assumes that the requirement to provide indemnification letters might require it to change locations of sites to different, less suitable locations and to dismantle some of its sites. These changes in the deployment of the sites might have an adverse effect on the extent, quality and capacity of the network coverage.